Severance Indemnities and Pension Plans (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Eligible age for lifetime annuity payments	65
Lump-sum termination benefits paid during the fiscal year	¥ 17,098	¥ 13,617	¥ 11,247
Defined contribution plan cost recognized during the fiscal year	5,525	4,735	5,242
Accumulated other changes in equity from nonowner sources, Net of taxes [Member] | Pension liability adjustments (Note 13) [Member]
Effect of adopting a new guidance on defined benefit pension and other postretirement plans (Note 1)			(131,574)
Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member]
Effect of adopting a new guidance on defined benefit pension and other postretirement plans (Note 1)			¥ (132)